Net Income (Loss) Per Share Attributable to Common Stockholders	12 Months Ended
May 31, 2024
Net Income (Loss) Per Share Attributable to Common Stockholders [Abstract]
Net Income (Loss) per Share Attributable to Common Stockholders

NOTE 14. Net Income (Loss) per Share Attributable to Common Stockholders

The Company computes net income (loss) per share using the two-class method. Basic net income (loss) per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, Convertible debentures, Convertible Notes payable, and Convertible Promissory notes. Stock options, Convertible Debentures, Convertible Promissory notes, and Convertible Notes payable were excluded from the computation of diluted net income (loss) per share as including them would have been anti-dilutive. As we reported net losses for all periods presented, diluted loss per share is the same as basic loss per share.

The following outlines the Company’s basic and diluted loss per share for the year ended May 31, 2024 and May 31, 2023 (000’s CAD, except share amounts):

	Year Ended
	May 31, 2024	May 31, 2023
Net Income (loss)	$(8,160)	$(1,247)
Basic weighted-average common shares outstanding	10,717,378	7,326,310
Basic and diluted net income (loss) per common share	$(0.76)	$(0.17)